Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 1,573	$ 1,174	$ 1,263
Net income (loss) from discontinued operations	(1)	74	828
Adjustments to reconcile net income to cash provided by operating activities:
Loss (gain) from sales of businesses and investments, net	(13)	6	16
Depreciation of fixed assets	172	176	187
Amortization and impairment of intangible assets	392	593	704
Share-based compensation expense	317	338	319
Deferred income taxes	(36)	(225)	(18)
Change in assets and liabilities:
Fiduciary receivables	(409)	(679)	171
Short-term investments — funds held on behalf of clients	(1,246)	(320)	(135)
Fiduciary liabilities	1,655	999	(36)
Receivables, net	(371)	(127)	(254)
Accounts payable and accrued liabilities	(28)	25	96
Restructuring reserves	3	23	172
Current income taxes	(20)	34	(914)
Pension, other postretirement and postemployment liabilities	(156)	(259)	(66)
Other assets and liabilities	1	2	(8)
Cash provided by operating activities - continuing operations	1,835	1,686	669
Cash provided by operating activities - discontinued operations	0	0	65
Cash provided by (used for) operating activities	1,835	1,686	734
Cash flows from investing activities
Proceeds from investments	61	71	68
Payments for investments	(113)	(80)	(64)
Net sales (purchases) of short-term investments — non-fiduciary	35	348	(232)
Acquisition of businesses, net of cash acquired	(39)	(58)	(1,029)
Sale of businesses, net of cash sold	52	(10)	4,246
Capital expenditures	(225)	(240)	(183)
Cash provided by (used for) investing activities - continuing operations	(229)	31	2,806
Cash used for investing activities - discontinued operations	0	0	(19)
Cash provided by (used for) investing activities	(229)	31	2,787
Cash flows from financing activities
Share repurchase	(1,960)	(1,470)	(2,399)
Issuance of shares for employee benefit plans	(131)	(149)	(121)
Issuance of debt	6,052	5,754	1,654
Repayment of debt	(4,941)	(5,417)	(1,999)
Cash dividends to shareholders	(410)	(382)	(364)
Noncontrolling interests and other financing activities	(103)	(35)	(36)
Cash provided by (used for) financing activities - continuing operations	(1,493)	(1,699)	(3,265)
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	(1,493)	(1,699)	(3,265)
Effect of exchange rates on cash and cash equivalents	21	(118)	69
Net increase (decrease) in cash and cash equivalents	134	(100)	325
Cash and cash equivalents at beginning of period	656	756	431
Cash and cash equivalents at end of period	790	656	756
Supplemental disclosures:
Interest paid	289	266	272
Income taxes paid, net of refunds	$ 353	$ 337	$ 1,182